Employee Benefit Plans Plan Asset Alocation by Asset Category (Details)	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	100.00%	100.00%
Cash and cash equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	2.70%	5.20%
Interest Bearing Deposits in Banks [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	6.00%	8.60%
Debt securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	19.80%	19.10%
Equity securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	18.10%	17.80%
Mutual and exchange traded funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Plan asset allocation by asset category based on fair values	53.40%	49.30%